Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2019	2018
Non-current
Advances to suppliers	723	2,343
Income tax credits	5,240	4,429
Non-income tax credits (i)	16,895	15,998
Judicial deposits	2,596	2,908
Receivable from disposal of subsidiary	17,047	10,944
Other receivables	2,492	2,198
Non-current portion	44,993	38,820
Current
Trade receivables	55,271	60,167
Receivables from related parties (Note 33)	—	8,337
Less: Allowance for trade receivables	(3,773)	(2,503)
Trade receivables – net	51,498	66,001
Prepaid expenses	12,521	9,396
Advances to suppliers	14,417	43,365
Income tax credits	1,059	2,560
Non-income tax credits (i)	33,363	28,232
Receivable from disposal of subsidiary (Note 22)	5,716	3,709
Cash collateral	23	1,505
Receivables from related parties (Note 33)	—	324
Other receivables	8,741	3,594
Subtotal	75,840	92,685
Current portion	127,338	158,686
Total trade and other receivables, net	172,331	197,506

(i) Includes US$ 226 (2018: US$ 575) reclassified from property, plant and equipment.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2019	2018
Currency
U.S. Dollar	37,131	52,342
Argentine Peso	45,520	42,896
Uruguayan Peso	999	534
Brazilian Reais	88,681	101,734
	172,331	197,506

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2019	2018	2017
At January 1	2,503	1,002	643
Charge of the year	3,656	2,468	758
Acquisition of subsidiary	46	—	—
Unused amounts reversed	(1,314)	(237)	(133)
Used during the year	(48)	(281)	(193)
Exchange differences	(1,070)	(449)	(73)
At December 31	3,773	2,503	1,002